Equity (Narratives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Number of shares reserved for issuance under the Company's option plans	20
Expenses from Equity Compensation Plans	$ 16	$ 15	$ 15
Treasury Shares	$ 258